Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Schedule of Property Plant and Equipment

The amount of property and equipment are as follows:

	As of December 31,
	2024	2023
Office equipment, furniture and fixtures	$600,762	$577,594
Less: accumulated depreciation and amortization	317,994	148,083
Office equipment, furniture and fixtures, net	$282,768	$429,511

Vehicles [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property Plant and Equipment	The amount of motor vehicle are as follows:
	As of December 31,
	2024	2023
Motor vehicle	$190,787	$190,787
Less: accumulated depreciation	130,886	112,455
Motor vehicle, net	$59,901	$78,332

Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property Plant and Equipment

The amount of computer software costs are as follows:

	As of December 31,
	2024	2023
Computer software	$666,171	$544,893
Less: accumulated amortization	225,364	56,224
Computer software costs, net	$440,807	$488,669